CONVERTIBLE DEBENTURES (Details) - The loss on extinguishment of debt (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Nov. 30, 2016	Dec. 31, 2015
Extinguishment of Debt [Line Items]
Face value of convertible debenture converted	$ 1,440,000	$ 325,000	$ 3,500,000	$ 1,765,000
Less: debt discount	(658,232)	(229,964)
Less: deferred issuance costs	19,156	83,760
Plus: fair value of derivative liability	1,670,704	164,811
Net book value of converted debenture, accrued interest, derivative liability and warrant exchanged	3,818,534
Securities issued in conversion/exchange:
Subtotal of securities issued in conversion/exchange	6,034,641
(Loss) on conversion/exchange	(2,216,107)
Convertible Debenture [Member]
Securities issued in conversion/exchange:
Fair value of 2,520,000 shares of common stock issued, net (18,498,943 shares of Conversion Common Stock issued, less 15,978,943 shares exchanged for 3,500 shares of Series A Convertible Preferred Stock)	617,400
Fair value of 3,500 shares of Series A Convertible Preferred Stock (based on a stated value per share of $1,000 and a conversion rate of $0.1892)	4,532,241
Fair value of warrant issued September 9, 2014	885,000
Convertible Debenture Due November 2016 [Member]
Extinguishment of Debt [Line Items]
Plus: fair value of derivative liability			1,570,000
Long-term Debt [Member]
Extinguishment of Debt [Line Items]
Face value of convertible debenture converted	3,500,000
Less: debt discount	(1,684,801)
Less: deferred issuance costs	(7,739)
Plus: accrued interest	173,833
Plus: fair value of derivative liability	1,032,241
Plus: fair value of warrant exchanged in connection with the conversion	$ 805,000